Trade, other receivables and tax receivables - narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Value added and other indirect tax receivables	€ 2,153	€ 1,933
Disclosure of continuing involvement in derecognised financial assets [line items]
Fair value of assets representing continuing involvement in derecognised financial assets	7,866	6,573
FCA Bank S.p.A.
Disclosure of continuing involvement in derecognised financial assets [line items]
Fair value of assets representing continuing involvement in derecognised financial assets	4,933	4,077
Trade and other receivables
Disclosure of continuing involvement in derecognised financial assets [line items]
Fair value of assets representing continuing involvement in derecognised financial assets	6,752	5,467
Financing receivables
Disclosure of continuing involvement in derecognised financial assets [line items]
Fair value of assets representing continuing involvement in derecognised financial assets	€ 1,114	€ 1,106
Bottom of range
Disclosure of continuing involvement in derecognised financial assets [line items]
Payment term	2 months
Top of range
Disclosure of continuing involvement in derecognised financial assets [line items]
Payment term	6 months